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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21260

CM Advisors Family of Funds
(Exact name of registrant as specified in charter)

805 Las Cimas Parkway, Suite 430 Austin, Texas	78746
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(512) 329-0050

Date of fiscal year end:	February 28, 2017

Date of reporting period:	November 30, 2016

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

CM Advisors Fund
Schedule of Investments
November 30, 2016 (Unaudited)

COMMON STOCKS - 85.8%	Shares	Value
Consumer Discretionary - 6.3%
Media - 6.3%
Discovery Communications, Inc. - Series C *	92,747	$2,452,231
Liberty SiriusXM Group - Series C *	24,735	884,524
Reading International, Inc. - Class A *	77,978	1,225,034
		4,561,789
Energy - 25.4%
Energy Equipment & Services - 18.8%
Atwood Oceanics, Inc.	114,360	1,081,846
Dawson Geophysical Company *	282,655	2,218,842
Era Group, Inc. *	227,077	2,659,072
Halliburton Company	27,080	1,437,677
Key Energy Services, Inc. *	883,138	50,780
PHI, Inc. *	42,664	645,080
Pioneer Energy Services Corporation *	200,005	1,000,025
Schlumberger Ltd.	6,540	549,687
Unit Corporation *	165,785	4,028,575
		13,671,584
Oil, Gas & Consumable Fuels - 6.6%
Apache Corporation	24,060	1,586,757
Cloud Peak Energy, Inc. *	219,005	1,257,089
Denbury Resources, Inc. *	76,975	290,965
Devon Energy Corporation	33,825	1,634,762
		4,769,573
Financials – 13.8%
Banks - 3.7%
Wells Fargo & Company	50,847	2,690,823

Diversified Financial Services - 6.7%
Berkshire Hathaway, Inc. - Class B *	16,001	2,519,197
PICO Holdings, Inc. *	162,952	2,330,214
		4,849,411
Insurance - 3.4%
Enstar Group Ltd. *	12,161	2,391,461
Markel Corporation *	88	79,054
		2,470,515
Health Care - 3.5%
Health Care Equipment & Supplies - 0.5%
Second Sight Medical Products, Inc. *	165,050	335,051

Health Care Providers & Services - 2.2%
AmerisourceBergen Corporation	7,679	598,885
DaVita, Inc. *	1,464	92,744
McKesson Corporation	6,285	903,846
		1,595,475

CM Advisors Fund
Schedule of Investments (Continued)

COMMON STOCKS - 85.8% (Continued)	Shares	Value
Health Care - 3.5% (Continued)
Health Care Technology - 0.8%
Cerner Corporation *	11,620	$578,444

Industrials - 19.6%
Construction & Engineering - 6.4%
Layne Christensen Company *	282,874	3,009,779
Orion Group Holdings, Inc. *	163,064	1,625,748
		4,635,527
Electrical Equipment - 1.9%
Powell Industries, Inc.	31,995	1,377,065

Industrial Conglomerates - 1.0%
CK Hutchison Holdings Ltd. - ADR	59,400	719,631

Machinery - 10.3%
Colfax Corporation *	91,900	3,456,359
DMC Global, Inc.	215,712	3,526,891
Manitowoc Company, Inc. (The) *	82,703	492,910
		7,476,160
Information Technology - 3.9%
Electronic Equipment, Instruments & Components - 1.4%
Maxwell Technologies, Inc. *	205,185	1,025,925

IT Services - 2.5%
Alliance Data Systems Corporation	3,244	742,162
International Business Machines Corporation	6,570	1,065,786
		1,807,948
Materials - 9.5%
Metals & Mining - 9.5%
Agnico-Eagle Mines Ltd.	15,715	645,101
Allegheny Technologies, Inc.	172,575	3,026,965
Comstock Mining, Inc. *	4,693,618	1,150,406
Goldcorp, Inc.	34,500	455,055
Seabridge Gold, Inc. *	169,392	1,575,346
		6,852,873
Real Estate – 3.8%
Real Estate Management & Development - 3.8%
InterGroup Corporation (The) * (a)	102,044	2,755,290

Total Common Stocks (Cost $57,361,819)		$62,173,084

EXCHANGE-TRADED FUNDS - 9.6%	Shares	Value
iShares MSCI Hong Kong ETF	45,155	$955,931
SPDR® S&P® Oil & Gas Exploration & Production ETF	87,740	3,678,938
VanEck Vectors™ Junior Gold Miners ETF	68,595	2,354,181
Total Exchange-Traded Funds (Cost $5,258,371)		$6,989,050

CM Advisors Fund
Schedule of Investments (Continued)

WARRANTS - 0.0%	Shares	Value
SpendSmart Payment Company (The) * (a) (Cost $0)	542,100	$0

MONEY MARKET FUNDS - 4.6%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.20% (b) (Cost $3,343,489)	3,343,489	$3,343,489

Total Investments at Value - 100.0% (Cost $65,963,679)		$72,505,623

Liabilities in Excess of Other Assets - (0.0%) (c)		(21,984)

Net Assets - 100.0%		$72,483,639

ETF - Exchange-Traded Fund.
ADR - American Depositary Receipt.

*	Non-income producing security.
(a)
Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $2,755,290 at November 30, 2016, representing 3.8% of net assets.

(b)	The rate shown is the 7-day effective yield as of November 30, 2016.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

CM Advisors Small Cap Value Fund
Schedule of Investments
November 30, 2016 (Unaudited)

COMMON STOCKS - 93.6%	Shares	Value
Consumer Discretionary - 2.4%
Auto Components - 1.5%
Superior Industries International, Inc.	30,300	$762,045

Media - 0.9%
Reading International, Inc. - Class A *	30,022	471,646

Energy - 26.9%
Energy Equipment & Services - 24.5%
Atwood Oceanics, Inc.	121,990	1,154,025
Dawson Geophysical Company *	177,876	1,396,327
Era Group, Inc. *	139,343	1,631,707
Key Energy Services, Inc. *	1,164,765	66,974
Newpark Resources, Inc. *	148,750	1,093,312
Patterson-UTI Energy, Inc.	72,630	1,937,042
PHI, Inc. *	24,570	371,498
Pioneer Energy Services Corporation *	642,036	3,210,180
Profire Energy, Inc. *	192,601	256,159
Unit Corporation *	53,615	1,302,845
		12,420,069
Oil, Gas & Consumable Fuels - 2.4%
Ardmore Shipping Corporation	101,095	687,446
Bill Barrett Corporation *	64,755	506,384
		1,193,830
Financials – 4.4%
Diversified Financial Services - 4.4%
PICO Holdings, Inc. *	154,855	2,214,427

Industrials - 39.5%
Aerospace & Defense - 1.8%
Esterline Technologies Corporation *	10,051	883,985

Commercial Services & Supplies - 4.5%
Brady Corporation - Class A	33,848	1,243,914
Heritage-Crystal Clean, Inc. *	64,755	1,055,507
		2,299,421
Construction & Engineering - 11.1%
Layne Christensen Company *	288,110	3,065,491
Orion Group Holdings, Inc. *	253,390	2,526,298
		5,591,789
Electrical Equipment - 2.3%
Atkore International Group, Inc. *	12,395	265,873
Powell Industries, Inc.	20,335	875,218
		1,141,091
Machinery - 19.8%
Altra Industrial Motion Corporation	39,155	1,370,425
Colfax Corporation *	38,020	1,429,932

CM Advisors Small Cap Value Fund
Schedule of Investments (Continued)

COMMON STOCKS - 93.6% (Continued)	Shares	Value
Industrials - 39.5% (Continued)
Machinery - 19.8% (Continued)
Columbus McKinnon Corporation	1,681	$44,244
DMC Global, Inc.	200,557	3,279,107
Douglas Dynamics, Inc.	10,000	319,500
Lydall, Inc. *	20,570	1,228,029
Manitowoc Company, Inc. (The) *	288,015	1,716,569
TriMas Corporation *	30,000	643,500
		10,031,306
Information Technology - 2.9%
Electronic Equipment, Instruments & Components - 2.9%
CUI Global, Inc. *	163,860	999,546
Maxwell Technologies, Inc. *	96,168	480,840
		1,480,386
Materials - 15.0%
Chemicals - 1.0%
CVR Partners, L.P.	99,416	492,109

Metals & Mining - 14.0%
Allegheny Technologies, Inc.	158,185	2,774,565
Asanko Gold, Inc. *	100,000	351,000
Comstock Mining, Inc. *	2,410,549	590,825
Real Industry, Inc. *	77,596	453,937
Seabridge Gold, Inc. *	100,530	934,929
Synalloy Corporation *	196,787	1,997,388
		7,102,644
Real Estate – 2.5%
Real Estate Management & Development - 2.5%
InterGroup Corporation (The) * (a)	47,135	1,272,692

Total Common Stocks (Cost $42,262,117)		$47,357,440

EXCHANGE-TRADED FUNDS - 3.5%	Shares	Value
SPDR® S&P® Oil & Gas Exploration & Production ETF (Cost $1,670,810)	42,395	$1,777,622

WARRANTS - 0.0%	Shares	Value
SpendSmart Payment Company (The) * (a) (Cost $0)	57,900	$0

CM Advisors Small Cap Value Fund
Schedule of Investments (Continued)

MONEY MARKET FUNDS - 3.1%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.20% (b) (Cost $1,583,882)	1,583,882	$1,583,882

Total Investments at Value - 100.2% (Cost $45,516,809)		$50,718,944

Liabilities in Excess of Other Assets - (0.2%)		(133,434)

Net Assets - 100.0%		$50,585,510

ETF - Exchange-Traded Fund.

*	Non-income producing security.
(a)
Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $1,272,692 at November 30, 2016, representing 2.5% of net assets.

(b)	The rate shown is the 7-day effective yield as of November 30, 2016.

See accompanying notes to Schedules of Investments.

CM Advisors Fixed Income Fund
Schedule of Investments
November 30, 2016 (Unaudited)

CORPORATE BONDS - 49.4%	Par Value	Value
Consumer Discretionary - 5.0%
Hotels, Restaurants & Leisure - 0.6%
Marriott International, Inc., 6.375%, due 06/15/17	$400,000	$410,463

Household Durables - 1.1%
MDC Holdings, Inc., 5.625%, due 02/01/20	500,000	531,250
Newell Rubbermaid, Inc., 6.25%, due 04/15/18	185,000	195,676
		726,926
Media - 3.3%
Comcast Corporation,
6.30%, due 11/15/17	200,000	209,261
5.70%, due 05/15/18	400,000	423,699
Discovery Communications, Inc.,
5.05%, due 06/01/20	400,000	431,011
4.375%, due 06/15/21	600,000	633,127
Tele-Communications, Inc., 10.125%, due 04/15/22	300,000	389,186
		2,086,284
Consumer Staples - 0.5%
Beverages - 0.5%
PepsiCo, Inc., 5.00%, due 06/01/18	300,000	316,078

Energy - 13.0%
Energy Equipment & Services - 5.1%
Diamond Offshore Drilling, Inc., 5.875%, due 05/01/19	750,000	766,448
Era Group, Inc., 7.75%, due 12/15/22	740,000	643,800
Rowan Companies, Inc., 7.875%, due 08/01/19	910,000	973,700
Transocean, Inc., 7.375%, due 04/15/18	855,000	872,100
		3,256,048
Oil, Gas & Consumable Fuels - 7.9%
Cloud Peak Energy, Inc., 8.50%, due 12/15/19	3,243,000	2,983,560
Devon Energy Corporation, 6.30%, due 01/15/19	970,000	1,035,023
ONEOK Partners, L.P., 2.00%, due 10/01/17	1,062,000	1,064,371
		5,082,954
Financials - 4.0%
Commercial Banks - 1.8%
Wells Fargo & Company,
5.625%, due 12/11/17	500,000	520,335
1.65%, due 01/22/18	650,000	650,603
		1,170,938
Consumer Finance - 1.7%
American Express Company,
7.00%, due 03/19/18	800,000	852,905
8.125%, due 05/20/19	200,000	228,708
		1,081,613
Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc., 2.10%, due 08/14/19	310,000	312,744

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 49.4% (Continued)	Par Value	Value
Health Care - 2.3%
Health Care Providers & Services - 1.3%
UnitedHealth Group, Inc., 6.00%, due 02/15/18	$800,000	$841,019

Pharmaceuticals - 1.0%
Johnson & Johnson, 5.15%, due 07/15/18	570,000	605,313

Industrials - 6.1%
Aerospace & Defense - 0.3%
United Technologies Corporation, 5.375%, due 12/15/17	200,000	208,694

Construction & Engineering - 2.6%
Great Lakes Dredge & Dock Company, 7.375%, due 02/01/19	1,705,000	1,679,425

Electrical Equipment - 1.3%
Eaton Corporation, 8.10%, due 08/15/22	150,000	187,314
Emerson Electric Company, 5.25%, due 10/15/18	570,000	609,583
		796,897
Machinery - 0.2%
Dover Corporation, 5.45%, due 03/15/18	115,000	120,743

Road & Rail - 1.7%
Canadian Pacific Railroad Company, 7.25%, due 05/15/19	790,000	886,277
Union Pacific Corporation, 5.70%, due 08/15/18	200,000	213,695
		1,099,972
Information Technology - 6.7%
Electronic Equipment, Instruments & Components - 0.9%
Corning, Inc., 7.25%, due 08/15/36	500,000	586,853

IT Services - 2.2%
International Business Machines Corporation,
5.70%, due 09/14/17	620,000	641,839
7.625%, due 10/15/18	420,000	465,820
1.95%, due 02/12/19	320,000	322,191
		1,429,850
Software - 1.5%
Intuit, Inc., 5.75%, due 03/15/17	946,000	958,226

Technology Hardware, Storage & Peripherals - 2.1%
EMC Corporation, 1.875%, due 06/01/18	665,000	655,276
Seagate HDD Cayman, 3.75%, due 11/15/18	650,000	663,812
		1,319,088
Materials - 10.8%
Chemicals - 1.3%
Cytec Industries, Inc., 8.95%, due 07/01/17	325,000	336,014
E.I. du Pont de Nemours and Company, 6.00%, due 07/15/18	475,000	506,450
		842,464
Construction Materials – 1.0%
Vulcan Materials Company, 7.50%, due 06/15/21	500,000	591,250

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 49.4% (Continued)	Par Value	Value
Materials - 10.8% (Continued)
Energy Equipment & Services - 1.0%
Noble Holdings International Ltd., 2.50%, due 03/15/17	$655,000	$652,544

Metals & Mining - 7.5%
Alcoa, Inc.,
5.72%, due 02/23/19	800,000	844,352
5.87%, due 02/23/22	1,200,000	1,273,500
Allegheny Technologies, Inc.,
9.375%, due 06/01/19	1,020,000	1,073,550
5.95%, due 01/15/21	675,900	621,828
Commercial Metals Company,
6.50%, due 07/15/17	420,000	430,500
7.35%, due 08/15/18	230,000	243,800
Nucor Corporation, 5.85%, due 06/01/18	300,000	317,835
		4,805,365
Utilities - 1.0%
Multi-Utilities - 1.0%
Consolidated Edison Company of New York, Inc., 5.85%, due 04/01/18	570,000	602,270

Total Corporate Bonds (Cost $29,852,847)		$31,584,021

U.S. TREASURY OBLIGATIONS - 44.5%	Par Value	Value
U.S. Treasury Inflation-Protection Notes - 0.8%
2.375%, due 01/15/25	$448,249	$516,837

U.S. Treasury Notes - 43.7%
4.625%, due 02/15/17	4,000,000	4,034,492
0.750%, due 12/31/17	5,000,000	4,990,820
2.000%, due 07/31/20	6,000,000	6,081,564
2.375%, due 12/31/20	6,250,000	6,411,132
2.750%, due 11/15/23	6,250,000	6,474,856
		27,992,864

Total U.S. Treasury Obligations (Cost $27,894,811)		$28,509,701

MONEY MARKET FUNDS - 5.0%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.20% (a) (Cost $3,181,545)	3,181,545	$3,181,545

Total Investments at Value - 98.9% (Cost $60,929,203)		$63,275,267

Other Assets in Excess of Liabilities - 1.1%		728,770

Net Assets - 100.0%		$64,004,037

(a)	The rate shown is the 7-day effective yield as of November 30, 2016.

See accompanying notes to Schedules of Investments.

CM Advisors Family of Funds
Notes to Schedules of Investments
November 30, 2016 (Unaudited)

1.	Securities Valuation

The portfolio securities of CM Advisors Fund, CM Advisors Small Cap Value Fund and CM Advisors Fixed Income Fund (collectively the “Funds” and individually a “Fund”) are generally valued at their current market value determined on the basis of available market quotations as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time).  Securities listed on an exchange or quoted on a national market system are valued at the last sales price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price.  Fixed income securities are valued on the basis of prices provided by an independent pricing service.  Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Common stocks and warrants held by CM Advisors Fund and CM Advisors Small Cap Value Fund that are classified as Level 2 trade infrequently or are not actively traded on an exchange.  Corporate bonds and U.S. Treasury obligations held by CM Advisors Fixed Income Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure the fair value of a particular security may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments by security type as of November 30, 2016:

CM Advisors Fund:	Level 1	Level 2		Level 3	Total

Common Stocks	$59,417,794	$2,755,290		$-	$62,173,084
Exchange-Traded Funds	6,989,050	-		-	6,989,050
Warrants	-	0	*	-	0	*
Money Market Funds	3,343,489	-		-	3,343,489
Total	$69,750,333	$2,755,290		$-	$72,505,623

CM Advisors Family of Funds
Notes to Schedules of Investments (Continued)

CM Advisors Small Cap Value Fund:	Level 1	Level 2		Level 3	Total

Common Stocks	$46,084,748	$1,272,692		$-	$47,357,440
Exchange-Traded Funds	1,777,622	-		-	1,777,622
Warrants	-	0	*	-	0	*
Money Market Funds	1,583,882	-		-	1,583,882
Total	$49,446,252	$1,272,692		$-	$50,718,944

CM Advisors Fixed Income Fund:	Level 1	Level 2	Level 3	Total

Corporate Bonds	$-	$31,584,021	$-	$31,584,021
U.S. Treasury Obligations	-	28,509,701	-	28,509,701
Money Market Funds	3,181,545	-	-	3,181,545
Total	$3,181,545	$60,093,722	$-	$63,275,267

*	CM Advisors Fund and CM Advisors Small Cap Value Fund hold Warrants which have been fair valued at $0.

Refer to each Fund's Schedule of Investments for a listing of the securities by security type and sector or industry type. As of November 30, 2016, the Funds did not have any transfers into or out of any Level.  The Funds did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2016. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.	Investment Transactions

Security transactions are accounted for on trade date.  Realized gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis as of November 30, 2016:

		CM Advisors	CM Advisors
	CM Advisors	Small Cap	Fixed Income
	Fund	Value Fund	Fund

Cost of portfolio investments	$66,515,377	$45,490,167	$60,929,203

Gross unrealized appreciation	$19,001,470	$12,154,539	$2,453,976
Gross unrealized depreciation	(13,011,224)	(6,925,762)	(107,912)

Net unrealized appreciation	$5,990,246	$5,228,777	$2,346,064

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for CM Advisors Fund and CM Advisors Small Cap Value Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales and adjustments to basis on publicly traded partnerships.

CM Advisors Family of Funds
Notes to Schedules of Investments (Continued)

4.	Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or certain companies within the sector, while having little or no impact on other sectors or other companies within the sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of November 30, 2016, CM Advisors Fund had 25.4% of the value of its net assets invested in stocks within the Energy sector and CM Small Cap Value Fund had 26.9% and 39.5% of the value of its net assets invested in stocks within the Energy and Industrials sectors, respectively.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CM Advisors Family of Funds

By (Signature and Title)*		/s/ Arnold Van Den Berg

Arnold Van Den Berg, Chairman and President

Date	January 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Arnold Van Den Berg

Arnold Van Den Berg, Chairman and President

Date	January 23, 2017

By (Signature and Title)*		/s/ James D. Brilliant

James D. Brilliant, Treasurer

Date	January 23, 2017

* Print the name and title of each signing officer under his or her signature.